Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Madison Funds
Entity Central Index Key	0001040612
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Conservative Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class A
Trading Symbol	MCNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All three major asset classes posted positive results over the trailing twelve months, led by international equities, then US equities, followed by fixed income. The primary driver of the relative underperformance was attributable to positioning within US Equities. The fund was underweight mega-cap and high-beta stocks, which significantly outperformed more attractively valued and higher-quality stocks that were emphasized in the fund. Results within international equities were mixed as overweight positions in Asian emerging markets and Japan were additive; however, this positive impact was offset by exposure to broader European equities. The fund benefited from strong results within fixed income, specifically an overweight to the securitized sector as well as strong performance from a core fixed income holding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class A	7.64%	2.46%	3.85%
Class A with load[2]	1.40%	1.26%	3.23%
Conservative Allocation Fund Custom Index[3]	11.66%	5.09%	5.62%
ICE BofA U.S. Corporate, Government & Mortgage Index[4]	6.13%	(0.33%)	1.89%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.
[4]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the US investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding US treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 37,458,689
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 80,493
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$37,458,689
# of Portfolio Holdings	19
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$80,493

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	45.0%
Invesco S&P 500 Quality ETF	7.7%
Janus Henderson Mortgage-Backed Securities ETF	7.3%
Distillate U.S. Fundamental Stability & Value ETF	5.2%
Schwab Intermediate-Term U.S. Treasury ETF	5.1%
Madison Large Cap Fund, Class R6	3.5%
iShares MSCI Emerging Markets Asia ETF	3.3%
Vanguard FTSE Europe ETF	3.2%
Vanguard Information Technology ETF	3.1%
State Street SPDR S&P Bank ETF	2.6%

Portfolio Allocation (% of Net Assets)

Investment Companies	48.6%
Exchange Traded Funds	48.1%
Short-Term Investments	13.7%
Other Assets and Liabilities, Net	(10.4%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Moderate Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class A
Trading Symbol	MMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All three major asset classes posted positive results over the trailing twelve months, led by international equities, then US equities, followed by fixed income. The primary driver of the relative underperformance was attributable to positioning within US Equities. The fund was underweight mega-cap and high-beta stocks, which significantly outperformed more attractively valued and higher-quality stocks that were emphasized in the fund. Results within international equities were mixed as overweight positions in Asian emerging markets and Japan were additive; however, this positive impact was offset by exposure to broader European equities. The fund benefited from strong results within fixed income, specifically an overweight to the securitized sector as well as strong performance from a core fixed income holding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class A	9.28%	4.76%	5.53%
Class A with load[2]	3.00%	3.53%	4.91%
Moderate Allocation Fund Custom Index[3]	15.66%	8.93%	8.21%
S&P 500® Index[4]	21.45%	17.64%	14.64%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The Moderate Allocation Fund Custom Index consists of 42% Russell 3000 Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index.
[4]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 88,094,435
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 179,469
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$88,094,435
# of Portfolio Holdings	18
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$179,469

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	27.6%
Invesco S&P 500 Quality ETF	11.6%
Distillate U.S. Fundamental Stability & Value ETF	7.9%
Madison Large Cap Fund, Class R6	7.0%
Vanguard Information Technology ETF	6.6%
Vanguard FTSE Europe ETF	5.7%
iShares MSCI Emerging Markets Asia ETF	5.6%
State Street SPDR S&P Bank ETF	4.7%
Janus Henderson Mortgage-Backed Securities ETF	4.6%
Schwab Intermediate-Term U.S. Treasury ETF	4.1%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	62.3%
Investment Companies	34.6%
Short-Term Investments	11.8%
Other Assets and Liabilities, Net	(8.7%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Aggressive Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class A
Trading Symbol	MAGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Aggressive Allocation Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All three major asset classes posted positive results over the trailing twelve months, led by international equities, then US equities, followed by fixed income. The primary driver of the relative underperformance was attributable to positioning within US Equities. The fund was underweight mega-cap and high-beta stocks, which significantly outperformed more attractively valued and higher-quality stocks that were emphasized in the fund. Results within international equities were mixed as overweight positions in Asian emerging markets and Japan were additive; however, this positive impact was offset by exposure to broader European equities. The fund benefited from a slight underweight to the fixed income asset class and also benefited from an overweight to the securitized sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class A	10.20%	6.41%	6.69%
Class A with load[2]	3.89%	5.16%	6.06%
Aggressive Allocation Fund Custom Index[3]	18.91%	12.03%	10.23%
S&P 500® Index[4]	21.45%	17.64%	14.64%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.
[4]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 55,001,487
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 107,252
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$55,001,487
# of Portfolio Holdings	17
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$107,252

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	14.3%
Invesco S&P 500 Quality ETF	13.6%
Distillate U.S. Fundamental Stability & Value ETF	11.3%
Madison Large Cap Fund, Class R6	10.5%
Vanguard FTSE Europe ETF	8.4%
Vanguard Information Technology ETF	8.4%
iShares MSCI Emerging Markets Asia ETF	7.1%
State Street SPDR S&P Bank ETF	6.3%
iShares Core S&P Small-Cap ETF	4.5%
Vanguard FTSE All-World ex-U.S. ETF	3.7%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	72.4%
Investment Companies	24.8%
Short-Term Investments	12.7%
Other Assets and Liabilities, Net	(9.9%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Diversified Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Diversified Income Fund
Class Name	Diversified Income Fund Class A
Trading Symbol	MBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089.
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The trailing twelve months have proved favorable for fixed income investors as intermediate-term investment grade bonds posted strong absolute returns. However, absolute returns for dividend paying stocks over the same period were challenged, with the benchmark having posted a slightly negative return.  The fund benefited from strong results within the fixed income allocation, with positioning in the securitized sector and corporate credit delivering favorable results relative to the benchmark. Positioning within equities was not as favorable, as the hedged equity position lagged during the time period and performance across dividend strategies was mixed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class A	4.89%	5.65%	6.40%
Class A with load[2]	(1.14%)	4.41%	5.77%
Madison Diversifed Income Custom Bechmark Index[3]	5.09%	6.07%	5.91%
S&P 500® Index[4]	21.45%	17.64%	14.64%
ICE BofA U.S. Corporate, Government & Mortgage Index[5]	6.13%	(0.33%)	1.89%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index.
[4]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[5]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the US investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding US treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 116,057,991
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 257,952
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$116,057,991
# of Portfolio Holdings	17
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$257,952

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	24.2%
Madison Dividend Value ETF	19.6%
Madison Aggregate Bond ETF	15.9%
Madison Covered Call ETF	15.7%
State Street SPDR Portfolio High Yield Bond ETF	10.7%
Janus Henderson Mortgage-Backed Securities ETF	4.4%
Schwab U.S. Dividend Equity ETF	4.0%
Global X MLP ETF	3.6%
iShares 5-10 Year Investment Grade Corporate Bond ETF	1.3%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.4%
Short-Term Investments	5.5%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(4.9%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Tax-Free National Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Tax-Free National Fund
Class Name	Tax-Free National Fund Class Y
Trading Symbol	GTFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free National Fund Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fund’s fiscal year, the municipal market posted modest gains in comparison to the US Treasury market. While 10-year Treasury yields have declined precipitously since January, municipal yields have not kept pace. A deluge of municipal new issuance supply, already at a record high for 2025, and continuing concerns related to fiscal funding at the federal level has resulted in a cautious tone from investors. In fact, municipal total returns were basically flat through August 2025 at which time ratios to comparable Treasuries became historically elevated and a very steep yield curve compelled market participants to start allocating cash to longer dated tax-free offerings. The underperformance was primarily due to a shorter duration posture throughout the one-year period and an overweight to the shorter tenors of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class Y	3.75%	0.51%	1.67%
ICE BofA 1-22 Yr Municipal Securities Index[2]	4.49%	1.41%	2.38%
Bloomberg U.S. Aggregate Bond Index[3]	6.16%	(0.24%)	1.90%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The ICE BofA 1-22 Yr Municipal Securities Index tracks the performance of US dollar denominated investment grade tax-exempt debt publicly issued by US states and territories, their political subdivisions, in the US domestic market, with a remaining term to final maturity less than 22 years.
[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,885,938
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 74,660
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$18,885,938
# of Portfolio Holdings	64
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$74,660

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.

Top Ten Holdings (% of Net Assets)

Mobile County, 5.000%, due 02/01/39	3.5%
City of Burlington WI, 4.000%, due 04/01/36	3.2%
Cook County School District No. 111 Burbank, 5.000%, due 12/01/35	3.0%
Medical Center Educational Building Corp., 5.000%, due 06/01/30	2.6%
Southampton County Industrial Development Authority, 5.000%, due 06/01/35	2.6%
West Virginia Economic Development Authority, 5.000%, due 07/01/37	2.4%
Eastern Kentucky University, 5.000%, due 04/01/33	2.4%
Hialeah Utility System, 5.000%, due 10/01/35	2.3%
El Paso County Facilities Corp., 5.000%, due 12/01/27	2.2%
Tulsa County Industrial Authority, 3.000%, due 02/01/31	2.1%

Portfolio Allocation (% of Net Assets)

Municipal Bonds	98.6%
Other Assets and Liabilities, Net	1.4%

Exposure Basis Explanation [Text Block]	The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the administrative services fee of the Fund was reduced from 0.35% to 0.20%.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the administrative services fee of the Fund was reduced from 0.35% to 0.20%.

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
High Quality Bond Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison High Quality Bond Fund
Class Name	High Quality Bond Fund Class Y
Trading Symbol	MIIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Quality Bond Fund Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fund’s recent fiscal year, U.S. fixed income markets posted welcome gains despite a challenging landscape marked by evolving policy initiatives, continued inflation concerns, and deteriorating labor market health. After shifting higher early in the period, interest rates declined steadily as the Fed focused on labor market weakness and resumed lowering the Fed Funds rate. The fund benefited from falling rates and healthy economic growth, which produced stable conditions in the corporate credit market. Looking forward, the Fed remains true to its dual mandate, and markets appear priced consistently with communicated policy. We expect the investment landscape to remain challenging as markets interpret incoming data and trade policies. However, at current levels, fixed income markets provide attractive yield, and though some volatility may occur in the months ahead, we believe opportunities will emerge to add meaningful yield and duration at attractive levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class Y	5.42%	0.73%	1.47%
Bloomberg US Govt/Credit A+Interim USD Index[2]	5.93%	0.73%	1.89%
Bloomberg U.S. Aggregate Bond Index[3]	6.16%	(0.24%)	1.90%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Intermediate Govt/Credit A+ Index measures the performance of US dollar denominated US Treasuries,government related and investment grade US corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.
[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 60,435,390
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 172,850
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$60,435,390
# of Portfolio Holdings	54
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$172,850

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.875%, due 10/31/28	4.3%
U.S. Treasury Notes, 3.625%, due 05/31/28	4.1%
U.S. Treasury Notes, 4.500%, due 05/31/29	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/30	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	3.8%
U.S. Treasury Notes, 3.875%, due 12/31/29	3.7%
U.S. Treasury Notes, 4.000%, due 06/30/28	3.6%
U.S. Treasury Notes, 4.000%, due 02/29/28	3.6%
U.S. Treasury Notes, 3.875%, due 09/30/29	3.5%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	63.6%
Corporate Notes and Bonds	34.0%
Foreign Corporate Bonds	1.2%
Short-Term Investments	0.5%
Other Assets and Liabilities, Net	0.7%

Exposure Basis Explanation [Text Block]	The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
High Quality Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison High Quality Bond Fund
Class Name	High Quality Bond Fund Class I
Trading Symbol	MIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Quality Bond Fund Class I for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fund’s recent fiscal year, U.S. fixed income markets posted welcome gains despite a challenging landscape marked by evolving policy initiatives, continued inflation concerns, and deteriorating labor market health. After shifting higher early in the period, interest rates declined steadily as the Fed focused on labor market weakness and resumed lowering the Fed Funds rate. The fund benefited from falling rates and healthy economic growth, which produced stable conditions in the corporate credit market. Looking forward, the Fed remains true to its dual mandate, and markets appear priced consistently with communicated policy. We expect the investment landscape to remain challenging as markets interpret incoming data and trade policies. However, at current levels, fixed income markets provide attractive yield, and though some volatility may occur in the months ahead, we believe opportunities will emerge to add meaningful yield and duration at attractive levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	Since Inception 2/28/22
Class I	5.58%	2.16%
Bloomberg US Govt/Credit A+Interim USD Index[2]	5.93%	1.88%
Bloomberg U.S. Aggregate Bond Index[3]	6.16%	0.70%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Intermediate Govt/Credit A+ Index measures the performance of US dollar denominated US Treasuries,government related and investment grade US corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.
[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 60,435,390
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 172,850
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$60,435,390
# of Portfolio Holdings	54
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$172,850

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.875%, due 10/31/28	4.3%
U.S. Treasury Notes, 3.625%, due 05/31/28	4.1%
U.S. Treasury Notes, 4.500%, due 05/31/29	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/30	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	3.8%
U.S. Treasury Notes, 3.875%, due 12/31/29	3.7%
U.S. Treasury Notes, 4.000%, due 06/30/28	3.6%
U.S. Treasury Notes, 4.000%, due 02/29/28	3.6%
U.S. Treasury Notes, 3.875%, due 09/30/29	3.5%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	63.6%
Corporate Notes and Bonds	34.0%
Foreign Corporate Bonds	1.2%
Short-Term Investments	0.5%
Other Assets and Liabilities, Net	0.7%

Exposure Basis Explanation [Text Block]	The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class A
Trading Symbol	MBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fund’s fiscal year, U.S. fixed income markets delivered solid gains amid shifting monetary and fiscal dynamics. Short-term and intermediate Treasury yields declined following Federal Reserve rate cuts, while longer-term yields moved higher, reflecting increased fiscal concerns. These crosscurrents contributed to a meaningful steepening of the 2- to 10-year Treasury curve. Risk assets performed well, with corporate credit spreads tightening modestly over the period and agency mortgage-backed securities tightening and outperforming corporate credit. Against this backdrop, Treasury and agency mortgage-backed segments generated solid returns. Within the fund, yield-curve positioning was additive to relative performance, as was security selection within agency mortgage-backed holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class A	5.86%	(0.17%)	1.86%
Class A with load[2]	1.04%	(1.09%)	1.39%
Bloomberg U.S. Aggregate Bond Index[3]	6.16%	(0.24%)	1.90%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 4.50% for class A shares.
[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 222,002,324
Holdings Count | Holdings	389
Advisory Fees Paid, Amount	$ 747,916
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$222,002,324
# of Portfolio Holdings	389
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$747,916

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.8%
U.S. Treasury Notes, 4.000%, due 02/29/28	2.3%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.9%
U.S. Treasury Notes, 4.250%, due 06/30/31	1.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.6%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.6%
Federal National Mortgage Association, 5.500%, due 07/01/53	1.4%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	35.1%
U.S. Government and Agency Obligations	28.5%
Corporate Notes and Bonds	24.1%
Collateralized Mortgage Obligations	5.0%
Foreign Corporate Bonds	2.3%
Asset Backed Securities	2.0%
Short-Term Investments	1.6%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the management fee of the Fund was reduced from 0.39% to 0.25% and in connection therewith the Fund’s management fee breakpoints were eliminated.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the management fee of the Fund was reduced from 0.39% to 0.25% and in connection therewith the Fund’s management fee breakpoints were eliminated.

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class Y
Trading Symbol	MBOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fund’s fiscal year, U.S. fixed income markets delivered solid gains amid shifting monetary and fiscal dynamics. Short-term and intermediate Treasury yields declined following Federal Reserve rate cuts, while longer-term yields moved higher, reflecting increased fiscal concerns. These crosscurrents contributed to a meaningful steepening of the 2- to 10-year Treasury curve. Risk assets performed well, with corporate credit spreads tightening modestly over the period and agency mortgage-backed securities tightening and outperforming corporate credit. Against this backdrop, Treasury and agency mortgage-backed segments generated solid returns. Within the fund, yield-curve positioning was additive to relative performance, as was security selection within agency mortgage-backed holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class Y	6.16%	0.13%	2.13%
Bloomberg U.S. Aggregate Bond Index[2]	6.16%	(0.24%)	1.90%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 222,002,324
Holdings Count | Holdings	389
Advisory Fees Paid, Amount	$ 747,916
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$222,002,324
# of Portfolio Holdings	389
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$747,916

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.8%
U.S. Treasury Notes, 4.000%, due 02/29/28	2.3%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.9%
U.S. Treasury Notes, 4.250%, due 06/30/31	1.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.6%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.6%
Federal National Mortgage Association, 5.500%, due 07/01/53	1.4%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	35.1%
U.S. Government and Agency Obligations	28.5%
Corporate Notes and Bonds	24.1%
Collateralized Mortgage Obligations	5.0%
Foreign Corporate Bonds	2.3%
Asset Backed Securities	2.0%
Short-Term Investments	1.6%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the management fee of the Fund was reduced from 0.39% to 0.25% and in connection therewith the Fund’s management fee breakpoints were eliminated.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the management fee of the Fund was reduced from 0.39% to 0.25% and in connection therewith the Fund’s management fee breakpoints were eliminated.

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class I
Trading Symbol	MBOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class I for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fund’s fiscal year, U.S. fixed income markets delivered solid gains amid shifting monetary and fiscal dynamics. Short-term and intermediate Treasury yields declined following Federal Reserve rate cuts, while longer-term yields moved higher, reflecting increased fiscal concerns. These crosscurrents contributed to a meaningful steepening of the 2- to 10-year Treasury curve. Risk assets performed well, with corporate credit spreads tightening modestly over the period and agency mortgage-backed securities tightening and outperforming corporate credit. Against this backdrop, Treasury and agency mortgage-backed segments generated solid returns. Within the fund, yield-curve positioning was additive to relative performance, as was security selection within agency mortgage-backed holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	Since Inception 2/26/21
Class I	6.30%	0.26%
Bloomberg U.S. Aggregate Bond Index[2]	6.16%	(0.03%)
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 222,002,324
Holdings Count | Holdings	389
Advisory Fees Paid, Amount	$ 747,916
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$222,002,324
# of Portfolio Holdings	389
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$747,916

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.8%
U.S. Treasury Notes, 4.000%, due 02/29/28	2.3%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.9%
U.S. Treasury Notes, 4.250%, due 06/30/31	1.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.6%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.6%
Federal National Mortgage Association, 5.500%, due 07/01/53	1.4%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	35.1%
U.S. Government and Agency Obligations	28.5%
Corporate Notes and Bonds	24.1%
Collateralized Mortgage Obligations	5.0%
Foreign Corporate Bonds	2.3%
Asset Backed Securities	2.0%
Short-Term Investments	1.6%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the management fee of the Fund was reduced from 0.39% to 0.25% and in connection therewith the Fund’s management fee breakpoints were eliminated.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the management fee of the Fund was reduced from 0.39% to 0.25% and in connection therewith the Fund’s management fee breakpoints were eliminated.

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class R6
Trading Symbol	MBORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class R6 for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fund’s fiscal year, U.S. fixed income markets delivered solid gains amid shifting monetary and fiscal dynamics. Short-term and intermediate Treasury yields declined following Federal Reserve rate cuts, while longer-term yields moved higher, reflecting increased fiscal concerns. These crosscurrents contributed to a meaningful steepening of the 2- to 10-year Treasury curve. Risk assets performed well, with corporate credit spreads tightening modestly over the period and agency mortgage-backed securities tightening and outperforming corporate credit. Against this backdrop, Treasury and agency mortgage-backed segments generated solid returns. Within the fund, yield-curve positioning was additive to relative performance, as was security selection within agency mortgage-backed holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	Since Inception 2/28/22
Class R6	6.27%	1.08%
Bloomberg U.S. Aggregate Bond Index[2]	6.16%	0.70%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 222,002,324
Holdings Count | Holdings	389
Advisory Fees Paid, Amount	$ 747,916
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$222,002,324
# of Portfolio Holdings	389
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$747,916

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.8%
U.S. Treasury Notes, 4.000%, due 02/29/28	2.3%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.9%
U.S. Treasury Notes, 4.250%, due 06/30/31	1.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.6%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.6%
Federal National Mortgage Association, 5.500%, due 07/01/53	1.4%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	35.1%
U.S. Government and Agency Obligations	28.5%
Corporate Notes and Bonds	24.1%
Collateralized Mortgage Obligations	5.0%
Foreign Corporate Bonds	2.3%
Asset Backed Securities	2.0%
Short-Term Investments	1.6%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the management fee of the Fund was reduced from 0.39% to 0.25% and in connection therewith the Fund’s management fee breakpoints were eliminated.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the management fee of the Fund was reduced from 0.39% to 0.25% and in connection therewith the Fund’s management fee breakpoints were eliminated.

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class A
Trading Symbol	MENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.26%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

With the Fund’s focus on income generation and risk limitation, its ability to keep up in a concentrated, high beta market was challenged. Given its defensive posture, it lagged as the market moved toward all-time highs early in the year. When sentiment soured from February to April due to tariff concerns, the Fund performed very well. Since that decline, however, the market refocused on “AI” and the surge in mega-cap growth stocks reaccelerated, bordering on parabolic. During that period, the Fund was unable to keep up. While sector positioning was fruitful during the downturn, it became a headwind due to overrepresentation in traditionally defensive Health Care and Consumer Staples. The Fund’s cash position also dragged on relative performance in an upward-trending market. Call option coverage remained high, and given the hedged nature of covered call writing, was detractive relative to the long-only market. Income generation has remained strong.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class A	1.62%	10.21%	7.33%
Class A with load[2]	(4.19%)	8.90%	6.70%
CBOE S&P 500 BuyWrite BXM PR USD[3]	11.48%	10.91%	6.88%
S&P 500® Index[4]	21.45%	17.64%	14.64%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.
[4]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 197,126,212
Holdings Count | Holdings	73
Advisory Fees Paid, Amount	$ 1,815,053
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$197,126,212
# of Portfolio Holdings	73
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$1,815,053

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

AES Corp.	4.2%
Las Vegas Sands Corp.	4.2%
Danaher Corp.	4.0%
PepsiCo, Inc.	3.8%
Transocean Ltd.	3.3%
Agilent Technologies, Inc.	3.2%
ConocoPhillips	3.1%
CME Group, Inc.	3.1%
CVS Health Corp.	3.1%
Honeywell International, Inc.	3.1%

Sector Allocation (% of Net Assets)

Short-Term Investments	19.0%
Health Care	14.1%
Consumer Staples	11.6%
Energy	11.5%
Information Technology	11.3%
Financials	11.1%
Consumer Discretionary	9.4%
Industrials	4.6%
Utilities	4.2%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	1.5%
Other investments less than 1%	0.2%
Other Assets and Liabilities, Net	(1.0%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class Y
Trading Symbol	MENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	1.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

With the Fund’s focus on income generation and risk limitation, its ability to keep up in a concentrated, high beta market was challenged. Given its defensive posture, it lagged as the market moved toward all-time highs early in the year. When sentiment soured from February to April due to tariff concerns, the Fund performed very well. Since that decline, however, the market refocused on “AI” and the surge in mega-cap growth stocks reaccelerated, bordering on parabolic. During that period, the Fund was unable to keep up. While sector positioning was fruitful during the downturn, it became a headwind due to overrepresentation in traditionally defensive Health Care and Consumer Staples. The Fund’s cash position also dragged on relative performance in an upward-trending market. Call option coverage remained high, and given the hedged nature of covered call writing, was detractive relative to the long-only market. Income generation has remained strong.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class Y	1.80%	10.49%	7.60%
CBOE S&P 500 BuyWrite BXM PR USD[2]	11.48%	10.91%	6.88%
S&P 500® Index[3]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.
[3]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 197,126,212
Holdings Count | Holdings	73
Advisory Fees Paid, Amount	$ 1,815,053
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$197,126,212
# of Portfolio Holdings	73
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$1,815,053

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

AES Corp.	4.2%
Las Vegas Sands Corp.	4.2%
Danaher Corp.	4.0%
PepsiCo, Inc.	3.8%
Transocean Ltd.	3.3%
Agilent Technologies, Inc.	3.2%
ConocoPhillips	3.1%
CME Group, Inc.	3.1%
CVS Health Corp.	3.1%
Honeywell International, Inc.	3.1%

Sector Allocation (% of Net Assets)

Short-Term Investments	19.0%
Health Care	14.1%
Consumer Staples	11.6%
Energy	11.5%
Information Technology	11.3%
Financials	11.1%
Consumer Discretionary	9.4%
Industrials	4.6%
Utilities	4.2%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	1.5%
Other investments less than 1%	0.2%
Other Assets and Liabilities, Net	(1.0%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class I
Trading Symbol	MENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class I for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

With the Fund’s focus on income generation and risk limitation, its ability to keep up in a concentrated, high beta market was challenged. Given its defensive posture, it lagged as the market moved toward all-time highs early in the year. When sentiment soured from February to April due to tariff concerns, the Fund performed very well. Since that decline, however, the market refocused on “AI” and the surge in mega-cap growth stocks reaccelerated, bordering on parabolic. During that period, the Fund was unable to keep up. While sector positioning was fruitful during the downturn, it became a headwind due to overrepresentation in traditionally defensive Health Care and Consumer Staples. The Fund’s cash position also dragged on relative performance in an upward-trending market. Call option coverage remained high, and given the hedged nature of covered call writing, was detractive relative to the long-only market. Income generation has remained strong.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	Since Inception 2/28/22
Class I	1.81%	6.19%
CBOE S&P 500 BuyWrite BXM PR USD[2]	11.48%	7.17%
S&P 500® Index[3]	21.45%	14.67%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.
[3]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 197,126,212
Holdings Count | Holdings	73
Advisory Fees Paid, Amount	$ 1,815,053
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$197,126,212
# of Portfolio Holdings	73
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$1,815,053

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

AES Corp.	4.2%
Las Vegas Sands Corp.	4.2%
Danaher Corp.	4.0%
PepsiCo, Inc.	3.8%
Transocean Ltd.	3.3%
Agilent Technologies, Inc.	3.2%
ConocoPhillips	3.1%
CME Group, Inc.	3.1%
CVS Health Corp.	3.1%
Honeywell International, Inc.	3.1%

Sector Allocation (% of Net Assets)

Short-Term Investments	19.0%
Health Care	14.1%
Consumer Staples	11.6%
Energy	11.5%
Information Technology	11.3%
Financials	11.1%
Consumer Discretionary	9.4%
Industrials	4.6%
Utilities	4.2%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	1.5%
Other investments less than 1%	0.2%
Other Assets and Liabilities, Net	(1.0%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class R6
Trading Symbol	MENRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Covered Call & Equity Income Fund Class R6 for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

With the Fund’s focus on income generation and risk limitation, its ability to keep up in a concentrated, high beta market was challenged. Given its defensive posture, it lagged as the market moved toward all-time highs early in the year. When sentiment soured from February to April due to tariff concerns, the Fund performed very well. Since that decline, however, the market refocused on “AI” and the surge in mega-cap growth stocks reaccelerated, bordering on parabolic. During that period, the Fund was unable to keep up. While sector positioning was fruitful during the downturn, it became a headwind due to overrepresentation in traditionally defensive Health Care and Consumer Staples. The Fund’s cash position also dragged on relative performance in an upward-trending market. Call option coverage remained high, and given the hedged nature of covered call writing, was detractive relative to the long-only market. Income generation has remained strong.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class R6	1.90%	10.63%	7.74%
CBOE S&P 500 BuyWrite BXM PR USD[2]	11.48%	10.91%	6.88%
S&P 500® Index[3]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.
[3]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 197,126,212
Holdings Count | Holdings	73
Advisory Fees Paid, Amount	$ 1,815,053
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$197,126,212
# of Portfolio Holdings	73
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$1,815,053

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

AES Corp.	4.2%
Las Vegas Sands Corp.	4.2%
Danaher Corp.	4.0%
PepsiCo, Inc.	3.8%
Transocean Ltd.	3.3%
Agilent Technologies, Inc.	3.2%
ConocoPhillips	3.1%
CME Group, Inc.	3.1%
CVS Health Corp.	3.1%
Honeywell International, Inc.	3.1%

Sector Allocation (% of Net Assets)

Short-Term Investments	19.0%
Health Care	14.1%
Consumer Staples	11.6%
Energy	11.5%
Information Technology	11.3%
Financials	11.1%
Consumer Discretionary	9.4%
Industrials	4.6%
Utilities	4.2%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	1.5%
Other investments less than 1%	0.2%
Other Assets and Liabilities, Net	(1.0%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class A
Trading Symbol	MADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Income Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results.  For sector allocation, an underweight position in Technology and an overweight position in Energy negatively impacted performance.  In terms of stock selection, there were positive results in Financials and Health Care, which was more than offset by weakness in Consumer Discretionary, Technology, Communication Services, and Industrials.  Notable outperforming stocks were T.E Connectivity (TEL), Morgan Stanley (MS), J.P. Morgan (JPM), Caterpillar (CAT) and Cummins (CMI).  Notable underperforming stocks were Comcast (CMCSA), Texas Instruments (TXN), Elevance Health (ELV), Automatic Data Processing (ADP) and EOG Resources (EOG).  The fund continues to hold all stocks mentioned except for CMCSA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	Since Inception 5/29/2020
Class A	3.12%	8.53%	8.73%
Class A with load[2]	(2.82%)	7.25%	7.55%
Russell 1000® Value Index[3]	11.15%	14.28%	13.83%
Lipper Equity Income Funds Index[4]	10.86%	13.72%	13.30%
S&P 500® Index[5]	21.45%	17.64%	17.87%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[4]	The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.
[5]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Performance Inception Date	May 29, 2020
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,605,419
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 880,426
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$111,605,419
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$880,426

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.6%
Morgan Stanley	4.3%
NextEra Energy, Inc.	4.1%
Blackrock, Inc.	3.9%
Chevron Corp.	3.6%
CME Group, Inc.	3.5%
Home Depot, Inc.	3.5%
TE Connectivity PLC	3.3%
Honeywell International, Inc.	3.2%
Medtronic PLC	3.1%

Sector Allocation (% of Net Assets)

Industrials	19.8%
Financials	19.3%
Health Care	14.9%
Information Technology	10.3%
Consumer Discretionary	10.2%
Energy	9.0%
Consumer Staples	7.1%
Utilities	4.1%
Equity Real Estate Investment Trusts (REITs)	2.3%
Materials	1.8%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	(0.2%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class Y
Trading Symbol	BHBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Income Fund Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an underweight position in Technology and an overweight position in Energy negatively impacted performance. In terms of stock selection, there were positive results in Financials and Health Care, which was more than offset by weakness in Consumer Discretionary, Technology, Communication Services, and Industrials. Notable outperforming stocks were T.E Connectivity (TEL), Morgan Stanley (MS), J.P. Morgan (JPM), Caterpillar (CAT) and Cummins (CMI). Notable underperforming stocks were Comcast (CMCSA), Texas Instruments (TXN), Elevance Health (ELV), Automatic Data Processing (ADP) and EOG Resources (EOG). The fund continues to hold all stocks mentioned except for CMCSA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class Y	3.41%	8.80%	9.19%
Russell 1000® Value Index[2]	11.15%	14.28%	9.97%
Lipper Equity Income Funds Index[3]	10.86%	13.72%	10.29%
S&P 500® Index[4]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[3]	The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.
[4]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,605,419
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 880,426
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$111,605,419
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$880,426

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.6%
Morgan Stanley	4.3%
NextEra Energy, Inc.	4.1%
Blackrock, Inc.	3.9%
Chevron Corp.	3.6%
CME Group, Inc.	3.5%
Home Depot, Inc.	3.5%
TE Connectivity PLC	3.3%
Honeywell International, Inc.	3.2%
Medtronic PLC	3.1%

Sector Allocation (% of Net Assets)

Industrials	19.8%
Financials	19.3%
Health Care	14.9%
Information Technology	10.3%
Consumer Discretionary	10.2%
Energy	9.0%
Consumer Staples	7.1%
Utilities	4.1%
Equity Real Estate Investment Trusts (REITs)	2.3%
Materials	1.8%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	(0.2%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class I
Trading Symbol	MDMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Income Fund Class I for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an underweight position in Technology and an overweight position in Energy negatively impacted performance. In terms of stock selection, there were positive results in Financials and Health Care, which was more than offset by weakness in Consumer Discretionary, Technology, Communication Services, and Industrials. Notable outperforming stocks were T.E Connectivity (TEL), Morgan Stanley (MS), J.P. Morgan (JPM), Caterpillar (CAT) and Cummins (CMI). Notable underperforming stocks were Comcast (CMCSA), Texas Instruments (TXN), Elevance Health (ELV), Automatic Data Processing (ADP) and EOG Resources (EOG). The fund continues to hold all stocks mentioned except for CMCSA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	Since Inception 8/31/20
Class I	3.49%	8.91%	7.85%
Russell 1000® Value Index[2]	11.15%	14.28%	12.95%
Lipper Equity Income Funds Index[3]	10.86%	13.72%	12.28%
S&P 500® Index[4]	21.45%	17.64%	15.55%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[3]	The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.
[4]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,605,419
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 880,426
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$111,605,419
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$880,426

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.6%
Morgan Stanley	4.3%
NextEra Energy, Inc.	4.1%
Blackrock, Inc.	3.9%
Chevron Corp.	3.6%
CME Group, Inc.	3.5%
Home Depot, Inc.	3.5%
TE Connectivity PLC	3.3%
Honeywell International, Inc.	3.2%
Medtronic PLC	3.1%

Sector Allocation (% of Net Assets)

Industrials	19.8%
Financials	19.3%
Health Care	14.9%
Information Technology	10.3%
Consumer Discretionary	10.2%
Energy	9.0%
Consumer Staples	7.1%
Utilities	4.1%
Equity Real Estate Investment Trusts (REITs)	2.3%
Materials	1.8%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	(0.2%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class R6
Trading Symbol	MADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Income Fund Class R6 for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an underweight position in Technology and an overweight position in Energy negatively impacted performance. In terms of stock selection, there were positive results in Financials and Health Care, which was more than offset by weakness in Consumer Discretionary, Technology, Communication Services, and Industrials. Notable outperforming stocks were T.E Connectivity (TEL), Morgan Stanley (MS), J.P. Morgan (JPM), Caterpillar (CAT) and Cummins (CMI). Notable underperforming stocks were Comcast (CMCSA), Texas Instruments (TXN), Elevance Health (ELV), Automatic Data Processing (ADP) and EOG Resources (EOG). The fund continues to hold all stocks mentioned except for CMCSA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	Since Inception 2/28/22
Class R6	3.64%	3.91%
Russell 1000® Value Index[2]	11.15%	8.95%
Lipper Equity Income Funds Index[3]	10.86%	9.07%
S&P 500® Index[4]	21.45%	14.67%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[3]	The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.
[4]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,605,419
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 880,426
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$111,605,419
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$880,426

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.6%
Morgan Stanley	4.3%
NextEra Energy, Inc.	4.1%
Blackrock, Inc.	3.9%
Chevron Corp.	3.6%
CME Group, Inc.	3.5%
Home Depot, Inc.	3.5%
TE Connectivity PLC	3.3%
Honeywell International, Inc.	3.2%
Medtronic PLC	3.1%

Sector Allocation (% of Net Assets)

Industrials	19.8%
Financials	19.3%
Health Care	14.9%
Information Technology	10.3%
Consumer Discretionary	10.2%
Energy	9.0%
Consumer Staples	7.1%
Utilities	4.1%
Equity Real Estate Investment Trusts (REITs)	2.3%
Materials	1.8%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	(0.2%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class A
Trading Symbol	MNVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.16%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Madison Large Cap fund trailed the S&P 500, during the fund’s fiscal 2025. The past year was largely dominated by two forces- AI and President Trump. During the first half of the fiscal year, the portfolio performed well, both relative and absolute. The second half was challenging. Shortly after Trump’s ‘Liberation Day’ the market’s character changed to speculative- which only intensified as the second half progressed. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is speculative or risk-seeking. This most meaningfully detracted from performance in the IT sector, where AI is a force believed by some to have nearly limitless potential. Less anticipated was our poor relative performance in Financials, typically one of our strongest stock-picking sectors. We are disappointed to have lagged, but we remain focused on producing good results through a full market cycle rather than individual years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class A	0.77%	11.67%	11.87%
Class A with load[2]	(5.02%)	10.36%	11.21%
S&P 500® Index[3]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 356,094,484
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 2,864,259
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$356,094,484
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,864,259

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	9.1%
Amazon.com, Inc.	6.4%
Arch Capital Group Ltd.	6.2%
Ferguson Enterprises, Inc.	5.8%
Parker-Hannifin Corp.	4.5%
Keysight Technologies, Inc.	4.4%
PACCAR, Inc.	4.4%
Danaher Corp.	4.4%
Texas Instruments, Inc.	4.1%
Visa, Inc., Class A	4.1%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.0%
Information Technology	18.5%
Consumer Discretionary	17.5%
Health Care	9.4%
Communication Services	9.0%
Other investments less than 1%	0.7%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective February 28, 2025, the Fund’s name changed from Madison Investors Fund to Madison Large Cap Fund and the Fund’s principal investment strategy was modified to comply with the amended Names Rules (Rule 35d-1).

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective February 28, 2025, the Fund’s name changed from Madison Investors Fund to Madison Large Cap Fund and the Fund’s principal investment strategy was modified to comply with the amended Names Rules (Rule 35d-1).

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class Y
Trading Symbol	MINVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Fund Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Madison Large Cap fund trailed the S&P 500, during the fund’s fiscal 2025. The past year was largely dominated by two forces- AI and President Trump. During the first half of the fiscal year, the portfolio performed well, both relative and absolute. The second half was challenging. Shortly after Trump’s ‘Liberation Day’ the market’s character changed to speculative- which only intensified as the second half progressed. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is speculative or risk-seeking. This most meaningfully detracted from performance in the IT sector, where AI is a force believed by some to have nearly limitless potential. Less anticipated was our poor relative performance in Financials, typically one of our strongest stock-picking sectors. We are disappointed to have lagged, but we remain focused on producing good results through a full market cycle rather than individual years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class Y	0.99%	11.95%	12.15%
S&P 500® Index[2]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 356,094,484
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 2,864,259
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$356,094,484
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,864,259

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	9.1%
Amazon.com, Inc.	6.4%
Arch Capital Group Ltd.	6.2%
Ferguson Enterprises, Inc.	5.8%
Parker-Hannifin Corp.	4.5%
Keysight Technologies, Inc.	4.4%
PACCAR, Inc.	4.4%
Danaher Corp.	4.4%
Texas Instruments, Inc.	4.1%
Visa, Inc., Class A	4.1%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.0%
Information Technology	18.5%
Consumer Discretionary	17.5%
Health Care	9.4%
Communication Services	9.0%
Other investments less than 1%	0.7%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective February 28, 2025, the Fund’s name changed from Madison Investors Fund to Madison Large Cap Fund and the Fund’s principal investment strategy was modified to comply with the amended Names Rules (Rule 35d-1).

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective February 28, 2025, the Fund’s name changed from Madison Investors Fund to Madison Large Cap Fund and the Fund’s principal investment strategy was modified to comply with the amended Names Rules (Rule 35d-1).

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class I
Trading Symbol	MIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Fund Class I for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Madison Large Cap fund trailed the S&P 500, during the fund’s fiscal 2025. The past year was largely dominated by two forces- AI and President Trump. During the first half of the fiscal year, the portfolio performed well, both relative and absolute. The second half was challenging. Shortly after Trump’s ‘Liberation Day’ the market’s character changed to speculative- which only intensified as the second half progressed. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is speculative or risk-seeking. This most meaningfully detracted from performance in the IT sector, where AI is a force believed by some to have nearly limitless potential. Less anticipated was our poor relative performance in Financials, typically one of our strongest stock-picking sectors. We are disappointed to have lagged, but we remain focused on producing good results through a full market cycle rather than individual years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	Since Inception 8/31/20
Class I	1.11%	12.06%	11.05%
S&P 500® Index[2]	21.45%	17.64%	15.55%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 356,094,484
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 2,864,259
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$356,094,484
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,864,259

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	9.1%
Amazon.com, Inc.	6.4%
Arch Capital Group Ltd.	6.2%
Ferguson Enterprises, Inc.	5.8%
Parker-Hannifin Corp.	4.5%
Keysight Technologies, Inc.	4.4%
PACCAR, Inc.	4.4%
Danaher Corp.	4.4%
Texas Instruments, Inc.	4.1%
Visa, Inc., Class A	4.1%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.0%
Information Technology	18.5%
Consumer Discretionary	17.5%
Health Care	9.4%
Communication Services	9.0%
Other investments less than 1%	0.7%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective February 28, 2025, the Fund’s name changed from Madison Investors Fund to Madison Large Cap Fund and the Fund’s principal investment strategy was modified to comply with the amended Names Rules (Rule 35d-1).

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective February 28, 2025, the Fund’s name changed from Madison Investors Fund to Madison Large Cap Fund and the Fund’s principal investment strategy was modified to comply with the amended Names Rules (Rule 35d-1).

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class R6
Trading Symbol	MNVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Fund Class R6 for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Madison Large Cap fund trailed the S&P 500, during the fund’s fiscal 2025. The past year was largely dominated by two forces- AI and President Trump. During the first half of the fiscal year, the portfolio performed well, both relative and absolute. The second half was challenging. Shortly after Trump’s ‘Liberation Day’ the market’s character changed to speculative- which only intensified as the second half progressed. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is speculative or risk-seeking. This most meaningfully detracted from performance in the IT sector, where AI is a force believed by some to have nearly limitless potential. Less anticipated was our poor relative performance in Financials, typically one of our strongest stock-picking sectors. We are disappointed to have lagged, but we remain focused on producing good results through a full market cycle rather than individual years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class R6	1.18%	12.15%	12.35%
S&P 500® Index[2]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 356,094,484
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 2,864,259
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$356,094,484
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,864,259

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	9.1%
Amazon.com, Inc.	6.4%
Arch Capital Group Ltd.	6.2%
Ferguson Enterprises, Inc.	5.8%
Parker-Hannifin Corp.	4.5%
Keysight Technologies, Inc.	4.4%
PACCAR, Inc.	4.4%
Danaher Corp.	4.4%
Texas Instruments, Inc.	4.1%
Visa, Inc., Class A	4.1%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.0%
Information Technology	18.5%
Consumer Discretionary	17.5%
Health Care	9.4%
Communication Services	9.0%
Other investments less than 1%	0.7%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective February 28, 2025, the Fund’s name changed from Madison Investors Fund to Madison Large Cap Fund and the Fund’s principal investment strategy was modified to comply with the amended Names Rules (Rule 35d-1).

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective February 28, 2025, the Fund’s name changed from Madison Investors Fund to Madison Large Cap Fund and the Fund’s principal investment strategy was modified to comply with the amended Names Rules (Rule 35d-1).

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class A
Trading Symbol	MERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.31%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Madison Mid Cap fund’s total return was positive but trailed the Russell Midcap Index (RMC) during the fund’s fiscal year. From beginning of period to the market bottom on April 8th, our portfolio outperformed the RMC. Then, from April 8th to period end, our portfolio lagged the RMC’s strong rebound, which was fueled by returns in companies we avoid, such as those with unproven business models or risky financial profiles (i.e., profitless or high debt). While underperforming is disappointing, recall that our portfolios have historically trailed when market sentiment is heavily risk-on. Regardless of which investment strategy is in favor at the moment, our strategy remains rooted in investing in high-quality companies with shareholder-oriented management teams selling below our appraisal of intrinsic value. Our portfolio has a multi-decade track record of outperforming after market sentiment cools, and we are confident that this full market cycle will be no different.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class A	1.78%	11.79%	10.43%
Class A with load[2]	(4.09%)	10.47%	9.78%
Russell Midcap® Index[3]	10.79%	12.33%	10.63%
S&P 500® Index[4]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.
[4]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,143,664,317
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 14,632,450
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$2,143,664,317
# of Portfolio Holdings	35
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$14,632,450

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.2%
Ross Stores, Inc.	6.2%
Amphenol Corp., Class A	4.7%
Medpace Holdings, Inc.	4.2%
Carlisle Cos., Inc.	4.0%
PACCAR, Inc.	4.0%
CDW Corp.	4.0%
Brown & Brown, Inc.	3.7%
Labcorp Holdings, Inc.	3.5%
Copart, Inc.	3.5%

Sector Allocation (% of Net Assets)

Information Technology	22.8%
Financials	22.4%
Industrials	16.3%
Consumer Discretionary	16.1%
Health Care	12.3%
Short-Term Investments	5.5%
Communication Services	5.2%
Other Assets and Liabilities, Net	(0.6%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the administrative services fee of for Mid Cap Fund Class A was reduced from 0.40% to 0.20%.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 27, 2026 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Effective September 2, 2025, the administrative services fee of for Mid Cap Fund Class A was reduced from 0.40% to 0.20%.

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class Y
Trading Symbol	GTSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Fund Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Madison Mid Cap fund’s total return was positive but trailed the Russell Midcap Index (RMC) during the fund’s fiscal year. From beginning of period to the market bottom on April 8th, our portfolio outperformed the RMC. Then, from April 8th to period end, our portfolio lagged the RMC’s strong rebound, which was fueled by returns in companies we avoid, such as those with unproven business models or risky financial profiles (i.e., profitless or high debt). While underperforming is disappointing, recall that our portfolios have historically trailed when market sentiment is heavily risk-on. Regardless of which investment strategy is in favor at the moment, our strategy remains rooted in investing in high-quality companies with shareholder-oriented management teams selling below our appraisal of intrinsic value. Our portfolio has a multi-decade track record of outperforming after market sentiment cools, and we are confident that this full market cycle will be no different.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class Y	2.18%	12.30%	10.89%
Russell Midcap® Index[2]	10.79%	12.33%	10.63%
S&P 500® Index[3]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.
[3]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,143,664,317
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 14,632,450
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$2,143,664,317
# of Portfolio Holdings	35
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$14,632,450

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.2%
Ross Stores, Inc.	6.2%
Amphenol Corp., Class A	4.7%
Medpace Holdings, Inc.	4.2%
Carlisle Cos., Inc.	4.0%
PACCAR, Inc.	4.0%
CDW Corp.	4.0%
Brown & Brown, Inc.	3.7%
Labcorp Holdings, Inc.	3.5%
Copart, Inc.	3.5%

Sector Allocation (% of Net Assets)

Information Technology	22.8%
Financials	22.4%
Industrials	16.3%
Consumer Discretionary	16.1%
Health Care	12.3%
Short-Term Investments	5.5%
Communication Services	5.2%
Other Assets and Liabilities, Net	(0.6%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class I
Trading Symbol	MDCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Fund Class I for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Madison Mid Cap fund’s total return was positive but trailed the Russell Midcap Index (RMC) during the fund’s fiscal year. From beginning of period to the market bottom on April 8th, our portfolio outperformed the RMC. Then, from April 8th to period end, our portfolio lagged the RMC’s strong rebound, which was fueled by returns in companies we avoid, such as those with unproven business models or risky financial profiles (i.e., profitless or high debt). While underperforming is disappointing, recall that our portfolios have historically trailed when market sentiment is heavily risk-on. Regardless of which investment strategy is in favor at the moment, our strategy remains rooted in investing in high-quality companies with shareholder-oriented management teams selling below our appraisal of intrinsic value. Our portfolio has a multi-decade track record of outperforming after market sentiment cools, and we are confident that this full market cycle will be no different.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	Since Inception 8/31/20
Class I	2.28%	12.39%	11.36%
Russell Midcap® Index[2]	10.79%	12.33%	11.62%
S&P 500® Index[3]	21.45%	17.64%	15.55%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.
[3]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,143,664,317
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 14,632,450
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$2,143,664,317
# of Portfolio Holdings	35
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$14,632,450

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.2%
Ross Stores, Inc.	6.2%
Amphenol Corp., Class A	4.7%
Medpace Holdings, Inc.	4.2%
Carlisle Cos., Inc.	4.0%
PACCAR, Inc.	4.0%
CDW Corp.	4.0%
Brown & Brown, Inc.	3.7%
Labcorp Holdings, Inc.	3.5%
Copart, Inc.	3.5%

Sector Allocation (% of Net Assets)

Information Technology	22.8%
Financials	22.4%
Industrials	16.3%
Consumer Discretionary	16.1%
Health Care	12.3%
Short-Term Investments	5.5%
Communication Services	5.2%
Other Assets and Liabilities, Net	(0.6%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class R6
Trading Symbol	MMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Fund Class R6 for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Madison Mid Cap fund’s total return was positive but trailed the Russell Midcap Index (RMC) during the fund’s fiscal year. From beginning of period to the market bottom on April 8th, our portfolio outperformed the RMC. Then, from April 8th to period end, our portfolio lagged the RMC’s strong rebound, which was fueled by returns in companies we avoid, such as those with unproven business models or risky financial profiles (i.e., profitless or high debt). While underperforming is disappointing, recall that our portfolios have historically trailed when market sentiment is heavily risk-on. Regardless of which investment strategy is in favor at the moment, our strategy remains rooted in investing in high-quality companies with shareholder-oriented management teams selling below our appraisal of intrinsic value. Our portfolio has a multi-decade track record of outperforming after market sentiment cools, and we are confident that this full market cycle will be no different.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class R6	2.36%	12.50%	11.12%
Russell Midcap® Index[2]	10.79%	12.33%	10.63%
S&P 500® Index[3]	21.45%	17.64%	14.64%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.
[3]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,143,664,317
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 14,632,450
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$2,143,664,317
# of Portfolio Holdings	35
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$14,632,450

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.2%
Ross Stores, Inc.	6.2%
Amphenol Corp., Class A	4.7%
Medpace Holdings, Inc.	4.2%
Carlisle Cos., Inc.	4.0%
PACCAR, Inc.	4.0%
CDW Corp.	4.0%
Brown & Brown, Inc.	3.7%
Labcorp Holdings, Inc.	3.5%
Copart, Inc.	3.5%

Sector Allocation (% of Net Assets)

Information Technology	22.8%
Financials	22.4%
Industrials	16.3%
Consumer Discretionary	16.1%
Health Care	12.3%
Short-Term Investments	5.5%
Communication Services	5.2%
Other Assets and Liabilities, Net	(0.6%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class A
Trading Symbol	MASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Fund Class A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.35%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Russell 2000 bottomed on April 8th and moved sharply higher through the end of the fiscal year, returning 41% off the bottom. For the fiscal year, the benchmark returned 14.4%, primarily driven by Industrials and IT, which combined for 10.5% of total performance. The small cap fund performed poorly, with almost every sector a relative drag. Consumer Staples, Industrials, and IT were the largest drivers of underperformance, contributing 6.5, 4, and 5 points of underperformance. Given the fund’s high active share, most of the underperformance was driven by stock selection and exacerbated by a speculative market. We don’t own the low-quality, unprofitable companies driving this market, and too many of our investments had negative absolute performance. Despite this tough backdrop, we maintained discipline, challenged our theses, and adjusted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	Since Inception 8/31/19
Class A	(3.84%)	8.25%	8.14%
Class A with load[2]	(9.39%)	6.98%	7.11%
Russell 2000 Index[3]	14.41%	11.50%	10.03%
Russell 2500 Index[4]	11.94%	11.84%	10.52%
Russell 3000® Index[5]	20.81%	16.74%	15.89%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.
[4]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.
[5]	The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US.

Performance Inception Date	Aug. 31, 2019
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 159,190,669
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,565,516
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$159,190,669
# of Portfolio Holdings	46
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,565,516

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Hayward Holdings, Inc.	3.9%
Core & Main, Inc., Class A	3.3%
Scotts Miracle-Gro Co.	3.2%
FormFactor, Inc.	3.2%
HealthEquity, Inc.	3.1%
Entegris, Inc.	3.1%
Box, Inc., Class A	2.8%
Knowles Corp.	2.8%
Texas Capital Bancshares, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	28.5%
Industrials	20.6%
Health Care	13.0%
Financials	10.4%
Consumer Discretionary	9.5%
Materials	5.3%
Short-Term Investments	5.1%
Consumer Staples	4.6%
Communication Services	1.9%
Energy	1.2%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class Y
Trading Symbol	BVAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Fund Class Y for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$108	1.10%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Russell 2000 bottomed on April 8th and moved sharply higher through the end of the fiscal year, returning 41% off the bottom. For the fiscal year, the benchmark returned 14.4%, primarily driven by Industrials and IT, which combined for 10.5% of total performance. The small cap fund performed poorly, with almost every sector a relative drag. Consumer Staples, Industrials, and IT were the largest drivers of underperformance, contributing 6.5, 4, and 5 points of underperformance. Given the fund’s high active share, most of the underperformance was driven by stock selection and exacerbated by a speculative market. We don’t own the low-quality, unprofitable companies driving this market, and too many of our investments had negative absolute performance. Despite this tough backdrop, we maintained discipline, challenged our theses, and adjusted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class Y	(3.70%)	8.50%	7.49%
Russell 2000 Index[2]	14.41%	11.50%	9.36%
Russell 2500 Index[3]	11.94%	11.84%	9.99%
Russell 3000® Index[4]	20.81%	16.74%	14.08%
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.
[3]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.
[4]	The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 159,190,669
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,565,516
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$159,190,669
# of Portfolio Holdings	46
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,565,516

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Hayward Holdings, Inc.	3.9%
Core & Main, Inc., Class A	3.3%
Scotts Miracle-Gro Co.	3.2%
FormFactor, Inc.	3.2%
HealthEquity, Inc.	3.1%
Entegris, Inc.	3.1%
Box, Inc., Class A	2.8%
Knowles Corp.	2.8%
Texas Capital Bancshares, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	28.5%
Industrials	20.6%
Health Care	13.0%
Financials	10.4%
Consumer Discretionary	9.5%
Materials	5.3%
Short-Term Investments	5.1%
Consumer Staples	4.6%
Communication Services	1.9%
Energy	1.2%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class I
Trading Symbol	MSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Fund Class I for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	1.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Russell 2000 bottomed on April 8th and moved sharply higher through the end of the fiscal year, returning 41% off the bottom. For the fiscal year, the benchmark returned 14.4%, primarily driven by Industrials and IT, which combined for 10.5% of total performance. The small cap fund performed poorly, with almost every sector a relative drag. Consumer Staples, Industrials, and IT were the largest drivers of underperformance, contributing 6.5, 4, and 5 points of underperformance. Given the fund’s high active share, most of the underperformance was driven by stock selection and exacerbated by a speculative market. We don’t own the low-quality, unprofitable companies driving this market, and too many of our investments had negative absolute performance. Despite this tough backdrop, we maintained discipline, challenged our theses, and adjusted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	Since Inception 2/26/21
Class I	(3.50%)	1.94%
Russell 2000 Index[2]	14.41%	3.99%
Russell 2500 Index[3]	11.94%	5.45%
Russell 3000® Index[4]	20.81%	13.45%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.
[3]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.
[4]	The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US.

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 159,190,669
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,565,516
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$159,190,669
# of Portfolio Holdings	46
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,565,516

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Hayward Holdings, Inc.	3.9%
Core & Main, Inc., Class A	3.3%
Scotts Miracle-Gro Co.	3.2%
FormFactor, Inc.	3.2%
HealthEquity, Inc.	3.1%
Entegris, Inc.	3.1%
Box, Inc., Class A	2.8%
Knowles Corp.	2.8%
Texas Capital Bancshares, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	28.5%
Industrials	20.6%
Health Care	13.0%
Financials	10.4%
Consumer Discretionary	9.5%
Materials	5.3%
Short-Term Investments	5.1%
Consumer Staples	4.6%
Communication Services	1.9%
Energy	1.2%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class R6
Trading Symbol	MSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Fund Class R6 for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Russell 2000 bottomed on April 8th and moved sharply higher through the end of the fiscal year, returning 41% off the bottom. For the fiscal year, the benchmark returned 14.4%, primarily driven by Industrials and IT, which combined for 10.5% of total performance. The small cap fund performed poorly, with almost every sector a relative drag. Consumer Staples, Industrials, and IT were the largest drivers of underperformance, contributing 6.5, 4, and 5 points of underperformance. Given the fund’s high active share, most of the underperformance was driven by stock selection and exacerbated by a speculative market. We don’t own the low-quality, unprofitable companies driving this market, and too many of our investments had negative absolute performance. Despite this tough backdrop, we maintained discipline, challenged our theses, and adjusted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	Since Inception 2/28/22
Class R6	(3.41%)	2.38%
Russell 2000 Index[2]	14.41%	6.89%
Russell 2500 Index[3]	11.94%	6.88%
Russell 3000® Index[4]	20.81%	13.77%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.
[3]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.
[4]	The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US.

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 159,190,669
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 1,565,516
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of October 31, 2025)
Total Net Assets	$159,190,669
# of Portfolio Holdings	46
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,565,516

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Hayward Holdings, Inc.	3.9%
Core & Main, Inc., Class A	3.3%
Scotts Miracle-Gro Co.	3.2%
FormFactor, Inc.	3.2%
HealthEquity, Inc.	3.1%
Entegris, Inc.	3.1%
Box, Inc., Class A	2.8%
Knowles Corp.	2.8%
Texas Capital Bancshares, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	28.5%
Industrials	20.6%
Health Care	13.0%
Financials	10.4%
Consumer Discretionary	9.5%
Materials	5.3%
Short-Term Investments	5.1%
Consumer Staples	4.6%
Communication Services	1.9%
Energy	1.2%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents